Summary of Activities Related to Restructuring Charges (Detail) $ in Millions	3 Months Ended
Mar. 31, 2015 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 22.1
Cash payments	(0.7)
Effect of foreign currency translation	(0.8)
Liability as of March 31, 2015	20.6
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	19.1
Effect of foreign currency translation	(0.7)
Liability as of March 31, 2015	18.4
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3.0
Cash payments	(0.7)
Effect of foreign currency translation	(0.1)
Liability as of March 31, 2015	$ 2.2